UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments

Asset-Backed Securities — 0.8%
Security	Principal Amount	Value

CFG Investments, Ltd., Series 2021-1, Class B, 5.82%, 5/20/32(1)	$3,600,000	$3,669,427

Pnmac Gmsr Issuer Trust:

Series 2018-GT1, Class A, 2.939%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	9,000,000	9,028,188

Series 2018-GT2, Class A, 2.739%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	8,064,000	8,070,401

Total Asset-Backed Securities (identified cost $20,662,918)		$20,768,016

Collateralized Mortgage Obligations — 0.4%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 4, Class D, 8.00%, 12/25/22	$4,169	$4,282

Series 1548, Class Z, 7.00%, 7/15/23	10,739	11,117

Series 1650, Class K, 6.50%, 1/15/24	82,422	85,606

Series 1817, Class Z, 6.50%, 2/15/26	15,288	16,229

Series 1927, Class ZA, 6.50%, 1/15/27	69,765	74,575

Series 2344, Class ZD, 6.50%, 8/15/31	242,594	268,990

Series 2458, Class ZB, 7.00%, 6/15/32	473,493	534,232

Interest Only:(3)

Series 4791, Class JI, 4.00%, 5/15/48	6,442,832	773,865

		$1,768,896

Federal National Mortgage Association:

Series G92-60, Class Z, 7.00%, 10/25/22	$13,462	$13,666

Series G93-1, Class K, 6.675%, 1/25/23	20,279	20,689

Series G94-7, Class PJ, 7.50%, 5/17/24	67,675	70,554

Series 1992-180, Class F, 1.239%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	26,170	26,257

Series 1993-16, Class Z, 7.50%, 2/25/23	28,427	29,340

Series 1993-79, Class PL, 7.00%, 6/25/23	19,188	19,838

Series 1993-104, Class ZB, 6.50%, 7/25/23	9,249	9,622

Series 1993-121, Class Z, 7.00%, 7/25/23	149,604	156,564

Series 1993-141, Class Z, 7.00%, 8/25/23	32,303	33,454

Series 1994-42, Class ZQ, 7.00%, 4/25/24	275,782	292,341

Series 1994-79, Class Z, 7.00%, 4/25/24	45,063	47,772

Series 1994-89, Class ZQ, 8.00%, 7/25/24	55,312	59,331

Series 1996-35, Class Z, 7.00%, 7/25/26	20,168	21,588

Series 1998-16, Class H, 7.00%, 4/18/28	99,957	112,000

Series 1998-44, Class ZA, 6.50%, 7/20/28	162,641	180,712

Series 1999-25, Class Z, 6.00%, 6/25/29	174,366	189,107

Series 2000-2, Class ZE, 7.50%, 2/25/30	40,570	44,921

Series 2000-49, Class A, 8.00%, 3/18/27	109,543	121,035

Series 2001-31, Class ZA, 6.00%, 7/25/31	1,343,669	1,458,387

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Series 2001-74, Class QE, 6.00%, 12/25/31	$361,030	$405,216

Series 2009-48, Class WA, 5.845%, 7/25/39(4)	1,893,859	2,092,111

Series 2011-38, Class SA, 13.232%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(5)	1,287,106	2,544,318

Interest Only:(3)

Series 424, Class C8, 3.50%, 2/25/48	7,902,313	1,005,120

Series 2018-21, Class IO, 3.00%, 4/25/48	6,732,196	757,564

Series 2018-58, Class BI, 4.00%, 8/25/48	1,090,342	140,127

		$9,851,634

Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	$14,816	$15,470

		$15,470

Total Collateralized Mortgage Obligations (identified cost $23,578,440)		$11,636,000

U.S. Government Agency Mortgage-Backed Securities — 2.3%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.373%, (1 yr. CMT + 2.31%), with maturity at 2036(6)	$669,689	$702,733

2.779%, (COF + 1.25%), with maturity at 2035(6)	718,708	738,812

2.844%, (COF + 2.39%), with maturity at 2023(6)	5,272	5,310

4.014%, (COF + 1.25%), with maturity at 2029(6)	7,692	8,163

4.382%, (COF + 1.25%), with maturity at 2030(6)	166,435	177,632

4.50%, with maturity at 2035	146,699	159,305

6.00%, with various maturities to 2035	3,889,435	4,436,935

6.50%, with various maturities to 2032	4,401,357	5,074,473

6.60%, with maturity at 2030	435,971	494,398

7.00%, with various maturities to 2036	5,757,236	6,598,711

7.31%, with maturity at 2026	9,359	10,035

7.50%, with various maturities to 2035	2,272,735	2,539,461

7.95%, with maturity at 2022	4,902	5,001

8.00%, with various maturities to 2030	515,261	556,079

8.50%, with maturity at 2025	10,716	11,881

9.00%, with various maturities to 2027	30,771	33,227

9.50%, with maturity at 2027	21,332	23,873

		$21,576,029

Federal National Mortgage Association:

1.489%, (COF + 1.25%), with maturity at 2027(6)	$32,740	$33,058

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

1.532%, (COF + 1.25%), with various maturities to 2033(6)	$941,146	$951,888

1.663%, (COF + 1.40%), with maturity at 2025(6)	189,427	190,803

1.863%, (COF + 1.60%), with maturity at 2024(6)	70,945	71,491

2.275%, (1 yr. CMT + 2.15%), with maturity at 2028(6)	75,944	77,996

3.248%, (COF + 1.25%), with maturity at 2034(6)	287,194	301,285

3.344%, (COF + 1.25%), with maturity at 2035(6)	766,673	790,971

3.971%, (COF + 1.77%), with maturity at 2035(6)	1,279,796	1,364,007

6.00%, with various maturities to 2035	12,861,312	14,775,080

6.329%, (COF + 2.00%, Floor 6.329%), with maturity at 2032(6)	296,181	330,525

6.50%, with various maturities to 2038	5,128,616	5,826,885

7.00%, with various maturities to 2035	8,616,604	9,981,510

7.50%, with various maturities to 2027	24,836	26,099

7.725%, (1 yr. CMT + 2.22%), with maturity at 2025(6)	9,866	10,477

8.00%, with maturity at 2026	1,717	1,767

8.50%, with various maturities to 2037	1,040,098	1,206,665

9.00%, with various maturities to 2032	103,060	114,324

9.285%, with maturity at 2028	41	41

9.50%, with various maturities to 2031	31,760	34,585

9.535%, with maturity at 2027	856	924

10.50%, with maturity at 2029	21,816	25,507

11.50%, with maturity at 2031	91,591	109,571

		$36,225,459

Government National Mortgage Association:

2.125%, (1 yr. CMT + 1.50%), with maturity at 2024(6)	$70,994	$72,059

6.50%, with various maturities to 2032	202,733	228,232

7.00%, with various maturities to 2031	393,357	439,409

7.50%, with various maturities to 2028	50,925	55,452

8.00%, with various maturities to 2023	16,693	17,315

9.00%, with maturity at 2025	4,958	5,270

		$817,737

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $55,040,372)		$58,619,225

U.S. Government Guaranteed Small Business Administration Loans(7)(8) — 0.8%
Security		Principal Amount (000’s omitted)	Value

1.11%, 9/15/42		$1,618	$61,823

1.41%, 9/15/42		1,085	53,722

1.66%, 8/15/42 to 4/15/43		7,023	398,449

1.91%, 8/15/42 to 2/15/43		12,026	792,647

1.93%, 3/15/41 to 5/15/42		2,055	136,691

1.96%, 9/15/42		2,834	182,042

2.11%, 8/15/42 to 9/15/42		5,902	433,364

2.16%, 2/15/42 to 4/15/43		14,379	1,079,722

2.21%, 9/15/42		2,563	191,459

2.28%, 3/15/43		2,710	242,982

2.36%, 9/15/42		1,910	158,246

2.38%, 2/15/41		642	47,501

2.39%, 7/15/39		974	71,342

2.41%, 7/15/42 to 4/15/43		21,200	1,842,476

2.46%, 3/15/28 to 4/15/43		5,497	435,473

2.53%, 6/15/36		819	61,471

2.61%, 9/15/42		2,833	268,569

2.66%, 4/15/43		7,551	733,450

2.71%, 7/15/27 to 9/15/42		9,047	798,050

2.74%, 10/4/23 to 8/25/42(9)		13,073	1,103,375

2.91%, 10/15/42 to 4/15/43		15,021	1,621,694

2.93%, 4/15/42		925	106,370

2.96%, 7/15/27 to 2/15/43		7,176	580,418

3.16%, 9/15/42 to 4/15/43		6,220	777,610

3.21%, 6/15/27 to 3/15/43		7,418	801,910

3.36%, 12/28/26 to 8/17/42(9)		29,410	2,326,495

3.41%, 3/15/43 to 4/15/43		7,545	926,689

3.46%, 3/15/27 to 9/15/42		4,475	500,910

3.66%, 1/15/43 to 6/15/43		7,749	1,101,501

3.69%, 3/15/43		1,310	209,311

3.71%, 3/15/28 to 10/15/42		9,304	943,857

3.78%, 5/15/27 to 9/15/42		3,934	494,923

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $21,713,138)			$19,484,542

Convertible Bonds — 0.3%
Security		Principal Amount (000’s omitted)	Value

Bermuda — 0.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,340	$3,354,612

Total Bermuda			$3,354,612

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

India — 0.1%

Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(10)	USD	2,970	$2,829,965

Total India			$2,829,965

Total Convertible Bonds (identified cost $6,309,300)			$6,184,577

Foreign Corporate Bonds — 6.0%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.4%

IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(10)	USD	914	$874,319

YPF S.A.:

4.00% to 1/1/23, 2/12/26(1)(11)	USD	9,379	8,089,057

4.00% to 1/1/23, 2/12/26(10)(11)	USD	43	37,478

6.95%, 7/21/27(10)	USD	992	721,258

8.50%, 7/28/25(10)	USD	528	428,081

Total Argentina			$10,150,193

Armenia — 0.3%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(10)	USD	7,725	$7,695,599

Total Armenia			$7,695,599

Belarus — 0.1%

Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(10)	USD	2,019	$2,110,864

Total Belarus			$2,110,864

Brazil — 1.0%

Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(10)	USD	2,110	$2,121,236

Braskem America Finance Co., 7.125%, 7/22/41(10)	USD	1,279	1,552,405

Braskem Netherlands Finance BV, 5.875%, 1/31/50(10)	USD	3,939	4,197,694

Guara Norte S.a.r.l., 5.198%, 6/15/34(10)	USD	1,157	1,135,719

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	3,757	3,663,075

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(10)	USD	1,867	1,857,467

Oi Movel S.A., 8.75%, 7/30/26(10)	USD	5,901	6,139,990

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	479	504,147

Security		Principal Amount (000’s omitted)	Value

Brazil (continued)

Vale S.A., 2.762%(12)(13)	BRL	42,422	$3,997,100

Total Brazil			$25,168,833

Bulgaria — 0.2%

Eurohold Bulgaria AD, 6.50%, 12/7/22(10)	EUR	4,582	$5,173,547

Total Bulgaria			$5,173,547

China — 0.1%

Times China Holdings, Ltd., 5.55%, 6/4/24(10)	USD	2,995	$2,445,171

Total China			$2,445,171

Georgia — 0.4%

Georgia Capital JSC, 6.125%, 3/9/24(10)	USD	6,762	$6,975,003

Silknet JSC, 11.00%, 4/2/24(10)	USD	2,470	2,659,153

Total Georgia			$9,634,156

Honduras — 0.1%

Inversiones Atlantida S.A., 7.50%, 5/19/26(10)	USD	2,945	$3,055,181

Total Honduras			$3,055,181

Iceland — 0.8%

Arion Banki HF, 6.00%, 4/12/24(10)	ISK	1,000,000	$8,129,552

Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	6,997,048

Landsbankinn HF, 5.00%, 11/23/23(10)	ISK	560,000	4,455,659

WOW Air HF:

0.00%(12)(14)(15)	EUR	79	0

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(14)(15)	EUR	3,600	0

Total Iceland			$19,582,259

India — 0.6%

Indian Railway Finance Corp., Ltd., 2.80%, 2/10/31(10)	USD	15,006	$14,508,697

JSW Steel, Ltd., 5.05%, 4/5/32(10)	USD	1,466	1,491,768

Reliance Communications, Ltd., 6.50%, 11/6/20(10)(15)	USD	1,800	166,500

Total India			$16,166,965

Indonesia — 0.2%

Alam Sutera Realty Tbk PT:

6.00%, (6.00% cash or 6.25% PIK), 5/2/24(16)	USD	1,675	$1,434,671

6.25%, (6.25% cash or 6.50% PIK), 11/2/25(10)(16)	USD	5,025	3,975,830

Total Indonesia			$5,410,501

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Mexico — 0.3%

Alpha Capital DIP, 1.00%, 2/5/22	USD	177	$168,284

Alpha Holding S.A. de CV:

9.00%, 2/10/25(10)(15)	USD	3,890	552,847

10.00%, 12/19/22(10)(15)	USD	1,849	262,780

Braskem Idesa SAPI, 6.99%, 2/20/32(10)	USD	3,000	3,075,000

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(10)	USD	781	733,453

Petroleos Mexicanos, 6.75%, 9/21/47	USD	3,700	3,280,272

Total Mexico			$8,072,636

Moldova — 0.2%

Aragvi Finance International DAC, 8.45%, 4/29/26(10)	USD	5,849	$6,048,550

Total Moldova			$6,048,550

Nigeria — 0.1%

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(10)	USD	3,306	$3,410,139

Total Nigeria			$3,410,139

Paraguay — 0.2%

Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	4,435	$4,527,048

Total Paraguay			$4,527,048

Peru — 0.0%(17)

PetroTal Corp., 12.00%, 2/16/24(1)(10)	USD	900	$954,000

Total Peru			$954,000

Russia — 0.1%

Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(10)(12)(18)	USD	3,969	$3,957,887

Total Russia			$3,957,887

South Africa — 0.2%

Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(10)(16)	USD	4,601	$4,756,589

Total South Africa			$4,756,589

Turkey — 0.2%

Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(10)	USD	4,390	$4,398,486

Total Turkey			$4,398,486

Security		Principal Amount (000’s omitted)	Value

United Arab Emirates — 0.1%

NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(10)(12)(18)	USD	1,765	$1,758,196

Total United Arab Emirates			$1,758,196

Uzbekistan — 0.4%

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(10)	UZS	101,000,000	$9,463,383

Total Uzbekistan			$9,463,383

Total Foreign Corporate Bonds (identified cost $161,093,659)			$153,940,183

Loan Participation Notes — 2.0%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 2.0%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(10)(14)(19)	UZS	293,470,000	$27,778,118

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(10)(14)(19)	UZS	248,781,000	23,462,193

Total Uzbekistan			$51,240,311

Total Loan Participation Notes (identified cost $53,728,199)			$51,240,311

Senior Floating-Rate Loans — 0.0%(17)
Borrower/Description		Principal Amount (000’s omitted)	Value

Argentina — 0.0%(17)

Desa, LLC, Term Loan, 0.188%, 6/30/24(14)(29)		$843	$684,110

Total Argentina			$684,110

Total Senior Floating-Rate Loans (identified cost $684,110)			$684,110

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Sovereign Government Bonds — 43.5%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.5%

Republic of Argentina, 2.50% to 7/9/22, 7/9/41(11)	USD	38,901	$13,465,733

Total Argentina			$13,465,733

Bahrain — 0.6%

Kingdom of Bahrain:

5.45%, 9/16/32(10)	USD	10,100	$9,906,585

6.00%, 9/19/44(10)	USD	4,528	4,205,312

7.50%, 9/20/47(10)	USD	440	456,653

Total Bahrain			$14,568,550

Barbados — 1.1%

Government of Barbados, 6.50%, 10/1/29(10)	USD	28,151	$28,361,830

Total Barbados			$28,361,830

Belarus — 0.5%

Republic of Belarus:

5.875%, 2/24/26(10)	USD	7,310	$6,753,928

6.875%, 2/28/23(10)	USD	6,700	6,784,822

Total Belarus			$13,538,750

Benin — 0.5%

Benin Government International Bond, 6.875%, 1/19/52(10)	EUR	11,330	$13,179,508

Total Benin			$13,179,508

Costa Rica — 0.1%

Titulo Propiedad UD, 1.00%, 1/12/22(20)	CRC	1,721,610	$2,681,999

Total Costa Rica			$2,681,999

Croatia — 1.0%

Croatia Government International Bond, 1.75%, 3/4/41(10)	EUR	21,902	$25,797,106

Total Croatia			$25,797,106

Ecuador — 0.5%

Republic of Ecuador:

0.50% to 7/31/22, 7/31/40(10)(11)	USD	2,839	$1,426,475

1.00% to 7/31/22, 7/31/35(10)(11)	USD	6,000	3,982,560

5.00% to 7/31/22, 7/31/30(10)(11)	USD	9,832	8,185,477

Total Ecuador			$13,594,512

Security		Principal Amount (000’s omitted)	Value

Egypt — 5.6%

Arab Republic of Egypt:

5.875%, 2/16/31(10)	USD	2,150	$1,947,367

6.375%, 4/11/31(10)	EUR	23,126	25,291,907

6.588%, 2/21/28(10)	USD	5,322	5,236,529

7.60%, 3/1/29(10)	USD	3,279	3,305,166

8.70%, 3/1/49(10)	USD	6,947	6,498,780

Egypt Government Bond:

14.06%, 1/12/26	EGP	391,915	24,854,392

14.483%, 4/6/26	EGP	779,460	50,159,904

14.556%, 10/13/27	EGP	292,422	18,859,406

14.563%, 7/6/26	EGP	98,940	6,322,800

Total Egypt			$142,476,251

Georgia — 0.1%

Georgia Treasury Bond, 8.25%, 11/6/22	GEL	6,695	$2,109,051

Total Georgia			$2,109,051

Iceland — 1.9%

Republic of Iceland:

5.00%, 11/15/28	ISK	923,062	$7,575,040

6.50%, 1/24/31	ISK	4,610,985	42,154,686

Total Iceland			$49,729,726

India — 0.2%

Export-Import Bank of India:

2.25%, 1/13/31(10)	USD	2,400	$2,245,132

3.25%, 1/15/30(10)	USD	2,980	3,031,600

Total India			$5,276,732

Indonesia — 2.8%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	405,624,000	$29,346,363

7.00%, 9/15/30	IDR	212,074,000	15,777,378

7.50%, 6/15/35	IDR	348,780,000	26,083,107

7.50%, 4/15/40	IDR	5,755,000	427,334

Total Indonesia			$71,634,182

Ivory Coast — 1.0%

Ivory Coast Government International Bond:

4.875%, 1/30/32(10)	EUR	3,666	$4,156,079

5.25%, 3/22/30(10)	EUR	10,453	12,460,351

6.625%, 3/22/48(10)	EUR	5,615	6,490,647

6.875%, 10/17/40(10)	EUR	1,048	1,274,945

Total Ivory Coast			$24,382,022

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Lebanon — 0.4%

Lebanese Republic:

6.25%, 11/4/24(10)(15)	USD	7,663	$1,193,321

6.25%, 6/12/25(10)(15)	USD	2,947	454,634

6.40%, 5/26/23(15)	USD	7,625	1,183,286

6.65%, 4/22/24(10)(15)	USD	9,307	1,449,332

6.65%, 11/3/28(10)(15)	USD	3,522	540,416

6.65%, 2/26/30(10)(15)	USD	453	69,508

6.75%, 11/29/27(10)(15)	USD	194	29,767

6.85%, 5/25/29(15)	USD	8,628	1,303,950

7.00%, 12/3/24(15)	USD	3,446	536,542

7.00%, 3/20/28(10)(15)	USD	5,989	928,295

7.05%, 11/2/35(10)(15)	USD	1,463	224,936

7.15%, 11/20/31(10)(15)	USD	4,621	711,357

8.20%, 5/17/33(15)	USD	1,595	245,598

8.25%, 4/12/21(10)(15)	USD	1,000	153,750

8.25%, 5/17/34(15)	USD	1,326	205,530

Total Lebanon			$9,230,222

Malaysia — 1.8%

Malaysia Government Bond:

3.726%, 3/31/26	MYR	80,580	$19,949,005

3.955%, 9/15/25	MYR	99,820	24,948,221

Total Malaysia			$44,897,226

New Zealand — 1.1%

New Zealand Government Bond:

2.75%, 5/15/51	NZD	21,580	$14,710,898

3.00%, 9/20/30(10)(20)	NZD	15,873	13,945,988

Total New Zealand			$28,656,886

Pakistan — 0.1%

Islamic Republic of Pakistan, 8.875%, 4/8/51(10)	USD	2,482	$2,503,226

Total Pakistan			$2,503,226

Philippines — 1.4%

Republic of the Philippines, 6.25%, 1/14/36	PHP	1,524,000	$35,302,178

Total Philippines			$35,302,178

Romania — 1.2%

Romania Government International Bond:

2.625%, 12/2/40(10)	EUR	894	$947,821

2.75%, 4/14/41(10)	EUR	1,699	1,811,157

3.375%, 1/28/50(10)	EUR	6,177	6,966,559

Security		Principal Amount (000’s omitted)	Value

Romania (continued)

Romania Government International Bond: (continued)

4.625%, 4/3/49(10)	EUR	16,230	$21,747,924

Total Romania			$31,473,461

Serbia — 2.8%

Serbia Treasury Bond:

4.50%, 8/20/32	RSD	1,239,040	$12,672,583

5.875%, 2/8/28	RSD	5,372,600	59,912,846

Total Serbia			$72,585,429

South Africa — 2.8%

Republic of South Africa, 10.50%, 12/21/26	ZAR	995,881	$71,488,273

Total South Africa			$71,488,273

South Korea — 1.1%

Korea Treasury Bond, 1.50%, 12/10/30	KRW	35,000,000	$27,135,818

Total South Korea			$27,135,818

Suriname — 1.1%

Republic of Suriname:

9.25%, 10/26/26(10)(15)	USD	39,361	$28,536,725

12.875%, 12/30/23(10)(15)	USD	885	601,358

Total Suriname			$29,138,083

Thailand — 3.0%

Thailand Government Bond:

1.25%, 3/12/28(10)(20)	THB	2,468,815	$73,501,620

2.875%, 6/17/46	THB	112,400	3,464,810

Total Thailand			$76,966,430

Ukraine — 8.0%

Ukraine Government International Bond:

1.258%, GDP-Linked, 5/31/40(10)(21)	USD	11,542	$12,191,584

10.00%, 8/23/23	UAH	39,841	1,461,694

11.67%, 11/22/23	UAH	693,998	26,061,318

15.84%, 2/26/25	UAH	4,020,752	165,765,544

Total Ukraine			$205,480,140

United Arab Emirates — 0.7%

Finance Department Government of Sharjah, 4.00%, 7/28/50(10)	USD	19,846	$17,961,305

Total United Arab Emirates			$17,961,305

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Uruguay — 1.0%

Uruguay Government International Bond:

8.25%, 5/21/31	UYU	1,003,176	$22,608,062

9.875%, 6/20/22(10)	UYU	134,017	3,085,651

Total Uruguay			$25,693,713

Uzbekistan — 0.1%

Republic of Uzbekistan, 14.50%, 11/25/23(10)	UZS	16,470,000	$1,579,534

Total Uzbekistan			$1,579,534

Zambia — 0.5%

Zambia Government Bond:

11.00%, 1/25/26	ZMW	240,690	$10,172,186

11.00%, 9/20/26	ZMW	14,610	587,110

12.00%, 3/22/28	ZMW	26,190	989,389

12.00%, 5/31/28	ZMW	8,430	314,287

13.00%, 6/28/31	ZMW	20,170	685,761

15.00%, 2/16/27	ZMW	15,100	691,118

Total Zambia			$13,439,851

Total Sovereign Government Bonds (identified cost $1,113,909,721)			$1,114,327,727

Sovereign Loans — 4.5%
Borrower		Principal Amount (000’s omitted)	Value

Ivory Coast — 0.1%

Republic of Ivory Coast, Term Loan, 5.75%, (6 mo. EURIBOR + 5.75%), 1/6/28(2)	EUR	2,665	$3,110,154

Total Ivory Coast			$3,110,154

Kenya — 0.6%

Government of Kenya:

Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	USD	13,932	$14,107,724

Term Loan, 6.87%, (6 mo. USD LIBOR + 6.70%), 10/24/24(2)	USD	1,742	1,756,918

Total Kenya			$15,864,642

Macedonia — 0.2%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 12/16/22(2)(22)	EUR	3,300	$3,821,491

Total Macedonia			$3,821,491

Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 0.7%

Bank of Industry Limited, Term Loan, 6.116%, (3 mo. USD LIBOR + 6.00%), 12/16/23(2)(22)	USD	17,180	$17,130,092

Total Nigeria			$17,130,092

Tanzania — 2.9%

Government of the United Republic of Tanzania:

Term Loan, 5.364%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)	USD	16,897	$17,076,709

Term Loan, 6.446%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	USD	58,755	58,100,880

Total Tanzania			$75,177,589

Total Sovereign Loans (identified cost $115,179,349)			$115,103,968

Common Stocks — 2.7%
Security		Shares	Value

Brazil — 0.4%

Pagseguro Digital, Ltd., Class A(23)		43,700	$1,581,940

Petroleo Brasileiro S.A. ADR		386,200	3,792,484

StoneCo, Ltd., Class A(23)		60,400	2,045,144

XP, Inc., Class A(23)		53,300	1,748,773

Total Brazil			$9,168,341

Bulgaria — 0.3%

Eurohold Bulgaria AD(23)		5,313,401	$6,720,490

Total Bulgaria			$6,720,490

Cyprus — 0.2%

Bank of Cyprus Holdings PLC(23)		4,401,002	$5,174,162

Total Cyprus			$5,174,162

Egypt — 0.1%

Taaleem Management Services Co. SAE(23)		9,039,600	$2,585,108

Total Egypt			$2,585,108

Greece — 0.3%

Alpha Services and Holdings S.A.(23)		480,100	$612,061

Eurobank Ergasias Services and Holdings S.A.(23)		809,400	850,127

Hellenic Telecommunications Organization S.A.		83,400	1,480,668

JUMBO S.A.		53,500	796,312

Motor Oil (Hellas) Corinth Refineries S.A.(23)		28,600	485,457

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Greece (continued)

Mytilineos S.A.	37,500	$685,295

National Bank of Greece S.A.(23)	168,500	532,078

OPAP S.A.	77,900	1,216,588

Piraeus Financial Holdings S.A.(23)	699,200	1,194,903

Public Power Corp. S.A.(23)	37,000	402,484

Titan Cement International S.A.(23)	3,203	55,695

Total Greece		$8,311,668

Iceland — 0.5%

Arion Banki HF(1)	2,456,353	$3,718,997

Eik Fasteignafelag HF(23)	7,781,922	749,614

Eimskipafelag Islands HF	557,209	1,911,584

Hagar HF	2,249,259	1,108,045

Islandsbanki HF(23)	1,632,006	1,590,421

Reginn HF(23)	3,082,490	740,784

Reitir Fasteignafelag HF	2,159,331	1,373,521

Siminn HF	11,783,288	1,117,048

Total Iceland		$12,310,014

United Arab Emirates — 0.1%

Al Yah Satellite Communications Co-Pjsc-Yah Sat(23)	5,278,406	$3,937,447

Total United Arab Emirates		$3,937,447

United Kingdom — 0.0%(17)

Tesnik Cuatro, Ltd.(14)	409,000	$273,212

Total United Kingdom		$273,212

Vietnam — 0.8%

Bank for Foreign Trade of Vietnam JSC	206,310	$887,100

Binh Minh Plastics JSC	32,720	86,383

Coteccons Construction JSC	111,300	351,744

FPT Corp.	484,201	2,206,598

Hoa Phat Group JSC	534,553	1,341,307

KIDO Group Corp.	20,450	51,977

Military Commercial Joint Stock Bank(23)	2,060,487	2,582,586

Mobile World Investment Corp.	541,249	3,344,770

Phu Nhuan Jewelry JSC	445,630	2,034,338

Refrigeration Electrical Engineering Corp.(23)	675,810	2,224,232

Viet Capital Securities JSC	333,800	940,507

Vietnam Dairy Products JSC	280,481	1,118,395

Vietnam Prosperity JSC Bank(23)	1,307,784	2,181,986

Vietnam Technological & Commercial Joint Stock Bank(23)	507,200	1,230,843

Security	Shares	Value

Vietnam (continued)

Vingroup JSC(23)	244,038	$1,027,504

Total Vietnam		$21,610,270

Total Common Stocks (identified cost $63,867,823)		$70,090,712

Reinsurance Side Cars — 0.5%
Security	Principal Amount/ Shares	Value

Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(1)(14)(24)	$3,500,000	$3,534,300

Mt. Logan Re Ltd., Series A-1(14)(23)(24)(25)	4,400	4,015,785

Sussex Capital, Ltd., Series 16, Preference Shares(14)(23)(24)(25)	5,500	5,227,006

Total Reinsurance Side Cars (identified cost $13,400,000)		$12,777,091

Warrants — 0.0%(17)
Security	Shares	Value

IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(23)	201,760	$46,526

Total Warrants (identified cost $0)		$46,526

Short-Term Investments — 30.3%

Affiliated Fund — 12.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(26)	316,227,582	$316,227,582

Total Affiliated Fund (identified cost $316,227,582)		$316,227,582

Repurchase Agreements — 3.2%
Description	Principal Amount (000’s omitted)	Value

Barclays Bank PLC:

Dated 9/29/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $2,582,000 Country Garden Holdings Co., Ltd., 3.125%, due 10/22/25 and a market value, including accrued interest, of $2,409,758(27)	$2,482	$2,481,772

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Description	Principal Amount (000’s omitted)	Value

Barclays Bank PLC: (continued)

Dated 9/29/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $3,870,000 Country Garden Holdings Co., Ltd., 2.70%, due 7/12/26 and a market value, including accrued interest, of $3,542,925(27)	$3,631	$3,630,892

Dated 9/29/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $3,985,000 Country Garden Holdings Co., Ltd., 7.25%, due 4/8/26 and a market value, including accrued interest, of $4,161,555(27)	4,380	4,379,715

Dated 10/4/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $3,642,000 Chile Government International Bond, 3.86%, due 6/21/47 and a market value, including accrued interest, of $4,013,662(27)	3,961	3,960,675

Dated 10/7/21 with an interest rate of 0.50% payable by the Portfolio, collateralized by $813,000 Peruvian Government International Bond, 3.55%, due 3/10/51 and a market value, including accrued interest, of $826,495(27)	821	821,130

Dated 10/25/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $420,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $478,830(27)	470	469,508

Dated 10/25/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $1,110,000 Chile Government International Bond, 3.50%, due 1/25/50 and a market value, including accrued interest, of $1,142,294(27)	1,115	1,115,089

Dated 10/25/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $610,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $848,589(27)	857	857,144

JPMorgan Chase Bank, N.A.:

Dated 10/7/21 with an interest rate of 0.10% payable by the Portfolio, collateralized by $3,463,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $4,485,589(27)	4,647	4,647,442

Dated 10/25/21 with a maturity date of 11/1/21, an interest rate of 0.30% payable by the Portfolio and repurchase proceeds of $14,714,894, collateralized by GBP 4,840,211 United Kingdom Gilt Bond, 0.25%, due 3/22/52 and a market value, including accrued interest, of $14,365,505	14,716	14,715,630

Description	Principal Amount (000’s omitted)	Value

Nomura International PLC:

Dated 7/27/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $10,344,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $13,398,478(27)	$14,331	$14,331,353

Dated 9/28/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $3,304,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $3,766,800(27)	4,073	4,073,237

Dated 9/28/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $3,239,000 Chile Government International Bond, 3.86%, due 6/21/47 and a market value, including accrued interest, of $3,569,536(27)	3,844	3,844,434

Dated 9/28/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $6,760,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $9,404,030(27)	10,199	10,199,217

Dated 9/29/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $3,906,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $4,453,123(27)	4,832	4,832,269

Dated 10/4/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $4,738,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $6,591,168(27)	7,036	7,035,930

Total Repurchase Agreements (identified cost $81,395,437)		$81,395,437

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Sovereign Government Securities — 6.8%
Security		Principal Amount (000’s omitted)	Value

Egypt — 4.7%

Egypt Treasury Bill:

0.00%, 11/16/21	EGP	286,125	$18,179,856

0.00%, 11/30/21	EGP	31,975	2,023,503

0.00%, 12/28/21	EGP	381,175	23,911,070

0.00%, 1/11/22	EGP	580,825	36,173,644

0.00%, 1/25/22	EGP	48,725	3,015,449

0.00%, 3/29/22	EGP	322,375	19,599,125

0.00%, 5/17/22	EGP	297,400	17,797,160

Total Egypt			$120,699,807

Uganda — 1.7%

Uganda Treasury Bill:

0.00%, 2/24/22	UGX	32,801,000	$9,009,467

0.00%, 3/10/22	UGX	26,067,200	7,128,930

0.00%, 3/24/22	UGX	5,022,600	1,367,296

0.00%, 4/7/22	UGX	7,437,500	2,020,256

0.00%, 4/21/22	UGX	1,487,500	402,895

0.00%, 5/5/22	UGX	8,330,000	2,248,121

0.00%, 5/19/22	UGX	2,305,600	617,985

0.00%, 6/3/22	UGX	22,454,400	6,012,862

0.00%, 6/16/22	UGX	28,620,100	7,635,904

0.00%, 6/23/22	UGX	6,727,400	1,790,768

0.00%, 7/7/22	UGX	24,047,800	6,375,679

Total Uganda			$44,610,163

Uruguay — 0.4%

Uruguay Monetary Regulation Bill:

0.00%, 12/3/21	UYU	358,185	$8,061,889

0.00%, 2/25/22	UYU	76,539	1,695,215

Total Uruguay			$9,757,104

Total Sovereign Government Securities (identified cost $174,376,204)			$175,067,074

U.S. Treasury Obligations — 8.0%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 11/4/21(28)		$28,840	$28,839,927

0.00%, 12/9/21(28)		26,060	26,058,327

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill: (continued)

0.00%, 12/16/21(28)		$150,000	$149,986,406

Total U.S. Treasury Obligations (identified cost $204,891,206)			$204,884,660

Total Short-Term Investments (identified cost $776,890,429)			$777,574,753

Total Purchased Options and Swaptions — 0.0%(17) (identified cost $4,553,146)			$488,819

Total Investments — 94.1% (identified cost $2,430,610,604)			$2,412,966,560

Securities Sold Short — (3.0)%

Foreign Corporate Bonds — (0.7)%
Security		Principal Amount	Value

Chile — (0.3)%

Corp. Nacional del Cobre de Chile, 4.375%, 2/5/49(10)	USD	(7,630)	$(8,619,009)

Total Chile			$(8,619,009)

China — (0.4)%

Country Garden Holdings Co., Ltd.:

2.70%, 7/12/26(10)	USD	(3,870)	$(3,511,288)

3.125%, 10/22/25(10)	USD	(2,582)	(2,407,741)

7.25%, 4/8/26(10)	USD	(3,985)	(4,143,096)

Total China			$(10,062,125)

Total Foreign Corporate Bonds (proceeds $18,859,800)			$(18,681,134)

Sovereign Government Bonds — (2.3)%
Security		Principal Amount (000’s omitted)	Value

Chile — (0.3)%

Chile Government International Bond:

3.50%, 1/25/50	USD	(1,110)	$(1,131,933)

3.86%, 6/21/47	USD	(6,881)	(7,487,285)

Total Chile			$(8,619,218)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Peru — (0.7)%

Peruvian Government International Bond:

5.625%, 11/18/50	USD	(12,108)	$(16,535,411)

3.55%, 3/10/51	USD	(813)	(822,407)

Total Peru			$(17,357,818)

Qatar — (0.7)%

Qatar Government International Bond, 4.817%, 3/14/49(10)	USD	(13,807)	$(17,797,237)

Total Qatar			$(17,797,237)

United Kingdom — (0.6)%

United Kingdom Gilt Bond, 0.25%, 3/22/52(10)(20)	GBP	(4,840)	$(14,363,711)

Total United Kingdom			$(14,363,711)

Total Sovereign Government Bonds (proceeds $56,588,641)			$(58,137,984)

Total Securities Sold Short (proceeds $75,448,441)			$(76,819,118)

Other Assets, Less Liabilities — 8.9%			$227,716,443

Net Assets — 100.0%			$2,563,863,885

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $45,254,493 or 1.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2021.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2021.

(6)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2021.

(7)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(8)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(9)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2021 of all interest only securities comprising the certificate.

(10)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of these securities is $496,622,202 or 19.4% of the Portfolio’s net assets.

(11)	Step coupon security. Interest rate represents the rate in effect at October 31, 2021.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at October 31, 2021.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(15)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(17)	Amount is less than 0.05%.

(18)	Security converts to variable rate after the indicated fixed-rate coupon period.

(19)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(20)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(21)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(22)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(23)	Non-income producing security.

(24)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(25)	Restricted security (see Note 5).

(26)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

(27)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(28)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(29)	Fixed-rate loan.

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Purchased Interest Rate Swaptions — 0.0%(17)

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	161,720,000	12/15/21	$68

Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	198,570,000	1/7/22	432

Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	99,280,000	1/10/22	255

Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	390,910,000	1/12/22	1,113

Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	109,162,000	1/17/22	462

Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	176,282,000	1/27/22	1,154

Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	487,830,000	2/10/22	8,231

Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	129,130,000	2/16/22	7,554

Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	129,130,000	2/21/22	20,371

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	99,000,000	2/23/22	15,661

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	129,130,000	2/23/22	25,202

Total					$80,503

Purchased Call Options — 0.0%(17)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	623,900,000	1.06%	12/19/22	$282,434

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	304,600,000	1.09	1/4/23	125,882

Total						$408,316

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

IDR	237,210,400,000	USD	16,586,748	11/2/21	$156,531

IDR	34,457,300,000	USD	2,406,976	11/2/21	25,161

IDR	276,464,060,024	USD	19,489,888	11/2/21	24,074

IDR	20,332,300,000	USD	1,420,667	11/2/21	14,470

IDR	292,000,000,000	USD	20,605,462	11/2/21	5,090

IDR	276,464,060,024	USD	19,509,143	11/2/21	4,820

USD	1,434,782	IDR	20,332,300,000	11/2/21	(354)

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	2,431,536	IDR	34,457,300,000	11/2/21	$(601)

USD	16,739,143	IDR	237,210,400,000	11/2/21	(4,135)

USD	19,509,143	IDR	276,464,060,024	11/2/21	(4,820)

USD	20,585,125	IDR	292,000,000,000	11/2/21	(25,427)

USD	19,331,529	IDR	276,464,060,024	11/2/21	(182,433)

BRL	1,600,000	USD	283,537	11/3/21	(40)

BRL	1,600,000	USD	283,537	11/3/21	(40)

BRL	1,600,000	USD	283,537	11/3/21	(40)

BRL	2,596,999	USD	460,216	11/3/21	(65)

BRL	3,600,000	USD	637,959	11/3/21	(90)

BRL	4,303,001	USD	762,538	11/3/21	(108)

BRL	15,500,000	USD	2,746,766	11/3/21	(389)

BRL	38,800,000	USD	6,875,775	11/3/21	(975)

BRL	1,910,000	USD	342,349	11/3/21	(3,925)

BRL	2,200,000	USD	402,123	11/3/21	(12,315)

BRL	4,212,565	USD	770,416	11/3/21	(24,010)

BRL	3,900,000	USD	715,043	11/3/21	(24,019)

BRL	4,294,032	USD	788,844	11/3/21	(28,003)

BRL	5,200,000	USD	953,525	11/3/21	(32,160)

BRL	6,500,000	USD	1,195,213	11/3/21	(43,507)

BRL	4,493,403	USD	846,261	11/3/21	(50,095)

BRL	36,890,000	USD	6,617,040	11/3/21	(80,664)

USD	7,095,947	BRL	38,800,000	11/3/21	221,146

USD	2,781,566	BRL	15,500,000	11/3/21	35,190

USD	645,995	BRL	3,600,000	11/3/21	8,127

USD	766,445	BRL	4,303,001	11/3/21	4,015

USD	287,359	BRL	1,600,000	11/3/21	3,862

USD	287,010	BRL	1,600,000	11/3/21	3,513

USD	286,269	BRL	1,600,000	11/3/21	2,772

USD	461,633	BRL	2,596,999	11/3/21	1,483

USD	6,537,303	BRL	36,890,000	11/3/21	927

USD	1,151,870	BRL	6,500,000	11/3/21	163

USD	921,496	BRL	5,200,000	11/3/21	131

USD	796,279	BRL	4,493,403	11/3/21	113

USD	760,948	BRL	4,294,032	11/3/21	108

USD	746,512	BRL	4,212,565	11/3/21	106

USD	691,122	BRL	3,900,000	11/3/21	98

USD	389,864	BRL	2,200,000	11/3/21	55

USD	338,472	BRL	1,910,000	11/3/21	48

NZD	16,329,003	USD	11,349,408	11/4/21	351,672

PHP	2,274,338	USD	45,153	11/4/21	(45)

PHP	60,331,595	USD	1,204,849	11/4/21	(8,285)

PHP	90,200,000	USD	1,801,262	11/4/21	(12,315)

USD	15,073,629	NZD	21,687,240	11/4/21	(467,071)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	20,274,536	NZD	29,170,063	11/4/21	$(628,226)

USD	41,598,059	PHP	2,095,294,228	11/4/21	41,840

RUB	253,149,074	USD	3,412,370	11/8/21	153,626

RUB	228,243,254	USD	3,081,328	11/8/21	133,831

RUB	228,243,254	USD	3,082,196	11/8/21	132,963

RUB	439,610,000	USD	5,924,783	11/9/21	266,463

RUB	219,800,000	USD	2,964,242	11/9/21	131,311

RUB	164,851,217	USD	2,220,413	11/9/21	101,269

RUB	155,635,659	USD	2,096,352	11/9/21	95,542

USD	11,801,676	RUB	845,000,000	11/9/21	(98,879)

AUD	65,822,527	USD	48,095,204	11/12/21	1,421,989

AUD	62,727,815	USD	45,992,661	11/12/21	1,196,432

AUD	49,225,560	USD	35,968,132	11/12/21	1,063,439

USD	36,680,136	AUD	50,200,000	11/12/21	(1,084,490)

USD	81,802,092	AUD	111,953,375	11/12/21	(2,418,572)

RUB	234,294,432	USD	3,110,583	11/16/21	184,110

RUB	204,505,568	USD	2,715,969	11/16/21	159,827

USD	4,319,953	RUB	312,400,000	11/16/21	(73,075)

AUD	40,400,000	USD	29,360,296	11/22/21	1,033,059

USD	12,935,972	AUD	17,800,000	11/22/21	(455,160)

USD	9,754,348	NZD	13,797,790	11/22/21	(130,517)

USD	11,619,980	NZD	16,436,778	11/22/21	(155,479)

GBP	7,567,574	USD	10,411,883	11/23/21	(55,127)

GBP	18,674,529	USD	25,693,440	11/23/21	(136,036)

USD	11,651,129	GBP	8,425,425	11/23/21	120,343

USD	5,710,827	GBP	4,142,270	11/23/21	41,841

USD	1,439,972	GBP	1,046,012	11/23/21	8,432

USD	841,339	GBP	612,735	11/23/21	2,769

USD	343,553	GBP	249,584	11/23/21	1,980

USD	1,246,686	GBP	910,061	11/23/21	1,204

USD	339,154	GBP	247,000	11/23/21	1,117

USD	490,497	GBP	359,913	11/23/21	(2,069)

USD	6,016,150	PHP	306,041,535	11/26/21	(37,954)

USD	7,571,293	PHP	385,151,693	11/26/21	(47,765)

USD	15,136,636	PHP	770,303,386	11/26/21	(101,482)

USD	15,118,810	PHP	770,303,386	11/26/21	(119,307)

USD	3,040,772	ZAR	46,704,738	11/26/21	(7,984)

USD	10,549,090	ZAR	162,028,752	11/26/21	(27,698)

USD	90,409	ZAR	1,400,759	11/29/21	(994)

USD	10,985,190	ZAR	170,199,039	11/29/21	(120,747)

BRL	2,596,999	USD	459,039	12/2/21	(1,549)

BRL	1,600,000	USD	284,619	12/2/21	(2,761)

BRL	1,600,000	USD	285,358	12/2/21	(3,501)

BRL	1,600,000	USD	285,717	12/2/21	(3,859)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	4,303,001	USD	762,128	12/2/21	$(4,107)

BRL	3,600,000	USD	642,330	12/2/21	(8,150)

BRL	15,500,000	USD	2,765,783	12/2/21	(35,287)

RUB	181,255,649	USD	2,455,673	12/8/21	81,145

RUB	161,044,557	USD	2,182,826	12/8/21	71,121

RUB	128,835,645	USD	1,742,263	12/8/21	60,894

USD	1,002,676	ZAR	14,529,282	12/8/21	55,702

USD	984,970	ZAR	14,275,067	12/8/21	54,564

USD	510,567	ZAR	7,401,887	12/8/21	28,134

USD	1,017,171	ZAR	15,550,000	12/8/21	3,669

ZAR	57,824,557	USD	3,989,854	12/8/21	(221,024)

CLP	285,787,000	USD	369,970	12/9/21	(20,135)

PEN	15,295,163	USD	3,728,254	12/9/21	99,568

COP	14,243,770,000	USD	3,713,570	12/10/21	58,992

PEN	14,221,885	USD	3,461,155	12/10/21	97,919

PEN	1,750,000	USD	424,942	12/10/21	13,001

ZAR	87,400,000	USD	6,105,612	12/13/21	(412,858)

CLP	4,248,513,000	USD	5,389,783	12/15/21	(192,428)

EUR	343,000	USD	396,932	12/15/21	(13)

EUR	2,691,120	USD	3,114,258	12/15/21	(100)

EUR	2,922,197	USD	3,381,669	12/15/21	(108)

EUR	3,082,055	USD	3,566,662	12/15/21	(114)

EUR	5,070,647	USD	5,867,930	12/15/21	(188)

EUR	7,085,428	USD	8,199,506	12/15/21	(262)

EUR	30,616,581	USD	35,430,579	12/15/21	(1,133)

EUR	490,781	USD	580,954	12/15/21	(13,024)

EUR	1,250,000	USD	1,479,669	12/15/21	(33,171)

EUR	3,600,000	USD	4,261,446	12/15/21	(95,533)

EUR	4,400,000	USD	5,208,434	12/15/21	(116,763)

EUR	4,999,199	USD	5,917,727	12/15/21	(132,663)

EUR	7,204,582	USD	8,528,315	12/15/21	(191,188)

EUR	8,379,485	USD	9,919,089	12/15/21	(222,366)

EUR	14,444,975	USD	17,099,021	12/15/21	(383,326)

RUB	1,279,511,043	USD	17,329,329	12/15/21	551,758

RUB	398,617,839	USD	5,379,131	12/15/21	191,528

RUB	310,200,000	USD	4,181,376	12/15/21	153,650

RUB	372,924,156	USD	5,059,212	12/15/21	152,380

RUB	310,236,310	USD	4,186,730	12/15/21	148,803

RUB	331,000,000	USD	4,477,045	12/15/21	148,660

RUB	310,300,000	USD	4,193,776	12/15/21	142,647

RUB	266,564,801	USD	3,611,642	12/15/21	113,585

RUB	231,000,000	USD	3,127,297	12/15/21	100,913

USD	106,578,931	EUR	90,036,146	12/15/21	2,389,284

USD	95,280,072	EUR	80,491,053	12/15/21	2,135,987

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	75,991,628	EUR	64,196,490	12/15/21	$1,703,579

USD	44,449,247	EUR	37,550,000	12/15/21	996,462

USD	41,668,261	EUR	35,200,668	12/15/21	934,118

USD	41,339,034	EUR	34,922,542	12/15/21	926,738

USD	36,814,157	EUR	31,100,000	12/15/21	825,299

USD	31,311,330	EUR	26,451,301	12/15/21	701,937

USD	19,012,023	EUR	16,061,047	12/15/21	426,211

USD	12,071,701	EUR	10,197,976	12/15/21	270,623

USD	8,033,715	EUR	6,786,752	12/15/21	180,100

USD	7,214,892	EUR	6,095,023	12/15/21	161,743

USD	5,917,726	EUR	4,999,199	12/15/21	132,663

USD	5,317,265	EUR	4,491,939	12/15/21	119,202

USD	5,219,441	EUR	4,409,299	12/15/21	117,009

USD	4,739,277	EUR	4,003,664	12/15/21	106,245

USD	4,261,446	EUR	3,600,000	12/15/21	95,533

USD	3,314,458	EUR	2,800,000	12/15/21	74,303

USD	1,191,227	EUR	1,006,329	12/15/21	26,705

USD	261,342	EUR	220,778	12/15/21	5,859

USD	8,372,997	EUR	7,235,347	12/15/21	268

USD	26,077,155	RUB	1,853,100,000	12/15/21	180,197

USD	1,095,144	RUB	76,750,000	12/15/21	22,568

USD	1,097,704	ZAR	15,793,764	12/15/21	69,254

RUB	165,600,000	USD	2,238,091	12/16/21	75,666

RUB	153,874,100	USD	2,075,344	12/16/21	74,579

RUB	153,800,000	USD	2,083,004	12/16/21	65,884

RUB	267,100,000	USD	3,622,525	12/17/21	108,592

RUB	252,471,319	USD	3,424,380	12/17/21	102,389

COP	8,809,230,000	USD	2,284,759	12/20/21	46,983

USD	7,459,967	ZAR	113,836,864	12/22/21	53,956

RUB	398,130,000	USD	5,378,652	12/23/21	175,729

RUB	299,900,000	USD	4,031,272	12/23/21	152,686

RUB	300,000,000	USD	4,032,963	12/23/21	152,390

RUB	339,900,000	USD	4,599,817	12/23/21	142,188

USD	27,973,629	ZAR	419,498,131	12/23/21	685,427

ZAR	193,872,974	USD	12,928,140	12/23/21	(316,773)

USD	17,779,651	ZAR	272,318,462	1/3/22	90,778

USD	2,026,678	ZAR	31,041,215	1/3/22	10,348

USD	19,885,049	ZAR	302,640,502	1/6/22	234,517

USD	8,886,420	ZAR	134,400,000	1/7/22	160,968

USD	6,611,920	ZAR	100,000,000	1/7/22	119,768

USD	8,825,428	ZAR	133,970,000	1/10/22	131,410

USD	6,560,746	ZAR	99,592,120	1/10/22	97,689

PEN	12,242,952	USD	2,950,820	1/12/22	108,440

PEN	8,200,000	USD	1,972,354	1/12/22	76,656

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

PEN	8,300,000	USD	2,000,530	1/12/22	$73,468

COP	25,629,100,000	USD	6,753,831	1/14/22	18,417

COP	2,548,000,000	USD	671,652	1/14/22	1,633

RUB	276,036,586	USD	3,741,895	1/14/22	91,342

USD	2,452,623	COP	9,229,099,025	1/14/22	13,921

USD	2,498,846	COP	9,474,000,000	1/14/22	(4,569)

USD	2,497,693	COP	9,474,000,975	1/14/22	(5,722)

IDR	292,000,000,000	USD	20,436,730	1/18/22	(76,948)

USD	19,349,388	IDR	276,464,060,024	1/18/22	72,854

AUD	17,650,000	USD	13,265,740	1/21/22	14,643

USD	15,401,633	NZD	21,500,000	1/21/22	16,075

KRW	17,246,000,000	USD	14,649,519	1/26/22	6,823

NZD	6,139,438	USD	4,382,760	1/27/22	10,069

USD	430,542	NZD	603,110	1/27/22	(989)

USD	17,658,179	NZD	24,735,847	1/27/22	(40,568)

					$16,025,198

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,648,009	UAH	124,892,000	Goldman Sachs International	11/1/21	$—	$(101,721)

USD	5,154,525	UAH	138,682,500	Bank of America, N.A.	11/2/21	—	(119,667)

EUR	5,552,531	PLN	25,500,000	Citibank, N.A.	11/4/21	27,543	—

EUR	1,084,294	PLN	4,900,000	Deutsche Bank AG	11/4/21	25,335	—

EUR	1,027,418	PLN	4,700,000	JPMorgan Chase Bank, N.A.	11/4/21	9,712	—

PLN	31,679,822	EUR	6,941,467	Bank of America, N.A.	11/4/21	—	(84,277)

PLN	1,200,000	EUR	261,903	HSBC Bank USA, N.A.	11/4/21	—	(1,998)

PLN	20,275,086	EUR	4,445,008	Standard Chartered Bank	11/4/21	—	(56,792)

PLN	26,424,520	EUR	5,792,166	Standard Chartered Bank	11/4/21	—	(72,846)

PLN	38,015,786	EUR	8,328,926	Standard Chartered Bank	11/4/21	—	(100,167)

PLN	38,015,786	EUR	8,336,047	Standard Chartered Bank	11/4/21	—	(108,399)

USD	9,291,125	UAH	250,210,000	Bank of America, N.A.	11/4/21	—	(218,340)

EUR	879,627	USD	1,014,453	Bank of America, N.A.	11/5/21	2,454	—

EUR	4,688,275	USD	5,444,916	Bank of America, N.A.	11/5/21	—	(24,955)

EUR	649,727	USD	753,491	Citibank, N.A.	11/5/21	—	(2,363)

EUR	4,148,139	USD	4,785,954	Standard Chartered Bank	11/5/21	9,574	—

EUR	1,006,329	USD	1,161,061	Standard Chartered Bank	11/5/21	2,323	—

EUR	409,235	USD	472,159	Standard Chartered Bank	11/5/21	944	—

EUR	228,386	USD	264,160	Standard Chartered Bank	11/5/21	—	(131)

EUR	1,538,561	USD	1,779,292	Standard Chartered Bank	11/5/21	—	(612)

EUR	301,677	USD	351,009	Standard Chartered Bank	11/5/21	—	(2,251)

EUR	529,168	USD	615,888	Standard Chartered Bank	11/5/21	—	(4,134)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,572,872	USD	1,823,906	Standard Chartered Bank	11/5/21	$—	$(5,561)

EUR	1,741,548	USD	2,019,787	Standard Chartered Bank	11/5/21	—	(6,441)

EUR	1,057,141	USD	1,232,192	Standard Chartered Bank	11/5/21	—	(10,066)

EUR	3,962,395	USD	4,592,808	Standard Chartered Bank	11/5/21	—	(12,013)

EUR	1,094,537	USD	1,279,054	Standard Chartered Bank	11/5/21	—	(13,696)

EUR	1,808,586	USD	2,105,158	Standard Chartered Bank	11/5/21	—	(14,311)

EUR	2,900,000	USD	3,368,380	Standard Chartered Bank	11/5/21	—	(15,786)

EUR	3,300,000	USD	3,832,985	Standard Chartered Bank	11/5/21	—	(17,963)

EGP	92,990,000	USD	5,673,581	Goldman Sachs International	11/8/21	236,579	—

THB	578,865,780	USD	17,460,698	Standard Chartered Bank	11/8/21	—	(16,732)

USD	17,458,855	THB	578,865,780	Standard Chartered Bank	11/8/21	14,889	—

USD	5,200,431	UAH	138,682,500	BNP Paribas	11/8/21	—	(63,474)

CNH	74,794,776	USD	11,601,266	HSBC Bank USA, N.A.	11/10/21	64,915	—

THB	289,394,221	USD	8,733,529	Standard Chartered Bank	11/10/21	—	(12,875)

USD	11,494,936	CNH	74,794,776	Bank of America, N.A.	11/10/21	—	(171,245)

USD	8,828,378	THB	289,394,221	Standard Chartered Bank	11/10/21	107,724	—

EUR	12,050,308	HUF	4,235,000,000	Bank of America, N.A.	11/12/21	332,116	—

EUR	1,413,809	HUF	500,000,000	Goldman Sachs International	11/12/21	28,926	—

EUR	2,045,527	USD	2,366,396	Bank of America, N.A.	11/12/21	—	(1,308)

HUF	781,574,434	EUR	2,212,433	Citibank, N.A.	11/12/21	—	(48,035)

HUF	1,351,103,816	EUR	3,823,049	Citibank, N.A.	11/12/21	—	(81,219)

HUF	937,889,321	EUR	2,654,675	Goldman Sachs International	11/12/21	—	(57,359)

HUF	1,250,519,094	EUR	3,538,487	Goldman Sachs International	11/12/21	—	(75,231)

HUF	1,250,519	EUR	3,527	Standard Chartered Bank	11/12/21	—	(62)

HUF	1,094,204,207	EUR	3,086,695	Standard Chartered Bank	11/12/21	—	(54,864)

HUF	1,328,676,538	EUR	3,746,938	Standard Chartered Bank	11/12/21	—	(65,243)

HUF	1,281,782,071	EUR	3,617,685	Standard Chartered Bank	11/12/21	—	(66,400)

USD	5,022,898	UAH	133,810,000	BNP Paribas	11/12/21	—	(48,114)

USD	7,212,930	UAH	191,900,000	Citibank, N.A.	11/12/21	—	(59,525)

UZS	14,029,161,000	USD	1,266,513	ICBC Standard Bank plc	11/12/21	45,652	—

USD	8,192,350	UAH	222,750,000	BNP Paribas	11/16/21	—	(235,289)

USD	5,599,671	ZAR	83,261,619	Bank of America, N.A.	11/16/21	157,745	—

USD	3,359,468	ZAR	49,956,972	Bank of America, N.A.	11/16/21	94,313	—

USD	3,652,008	ZAR	54,452,389	Bank of America, N.A.	11/16/21	93,035	—

USD	845,493	ZAR	12,571,659	Bank of America, N.A.	11/16/21	23,818	—

USD	507,246	ZAR	7,542,996	Bank of America, N.A.	11/16/21	14,240	—

USD	551,416	ZAR	8,221,758	Bank of America, N.A.	11/16/21	14,047	—

ZAR	34,000,000	USD	2,249,385	Bank of America, N.A.	11/16/21	—	(27,167)

CZK	78,610,000	EUR	3,088,814	Standard Chartered Bank	11/18/21	—	(33,987)

CZK	164,460,000	EUR	6,462,895	Standard Chartered Bank	11/18/21	—	(72,013)

CZK	164,460,000	EUR	6,462,971	Standard Chartered Bank	11/18/21	—	(72,102)

CZK	164,470,000	EUR	6,463,428	Standard Chartered Bank	11/18/21	—	(72,179)

THB	346,749,893	USD	10,473,696	Standard Chartered Bank	11/18/21	—	(25,487)

USD	77,431,135	THB	2,568,798,444	Standard Chartered Bank	11/18/21	28,535	—

USD	10,824,062	UAH	287,000,000	Citibank, N.A.	11/19/21	—	(21,011)

USD	1,793,396	UAH	47,525,000	BNP Paribas	11/22/21	—	(246)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	7,802,709	UAH	207,396,000	BNP Paribas	11/22/21	$—	$(24,628)

USD	8,128,302	ZAR	122,788,055	Standard Chartered Bank	11/23/21	110,016	—

USD	2,437,660	ZAR	36,836,416	Standard Chartered Bank	11/23/21	32,174	—

USD	2,342,981	ZAR	35,393,620	Standard Chartered Bank	11/23/21	31,712	—

USD	702,655	ZAR	10,618,086	Standard Chartered Bank	11/23/21	9,274	—

ZAR	126,000,000	USD	8,551,137	Standard Chartered Bank	11/23/21	—	(323,104)

HUF	1,244,476,750	EUR	3,530,626	Citibank, N.A.	11/24/21	—	(89,004)

HUF	1,244,476,750	EUR	3,532,970	Citibank, N.A.	11/24/21	—	(91,715)

HUF	1,449,547,671	EUR	4,116,492	Citibank, N.A.	11/24/21	—	(108,380)

HUF	1,244,476,749	EUR	3,532,010	Goldman Sachs International	11/24/21	—	(90,604)

HUF	1,451,889,541	EUR	4,114,966	Goldman Sachs International	11/24/21	—	(99,099)

HUF	440,000,000	EUR	1,241,313	Standard Chartered Bank	11/24/21	—	(23,393)

USD	16,566,921	IDR	241,297,208,210	Standard Chartered Bank	11/24/21	—	(357,747)

HUF	301,000,000	EUR	821,145	Citibank, N.A.	11/29/21	16,064	—

HUF	317,800,000	EUR	869,686	Citibank, N.A.	11/29/21	13,828	—

HUF	2,341,330,000	EUR	6,408,260	Standard Chartered Bank	11/29/21	100,694	—

HUF	641,704,719	EUR	1,758,075	Standard Chartered Bank	11/29/21	25,610	—

EUR	644,513	HUF	225,500,000	Citibank, N.A.	11/30/21	21,948	—

HUF	761,432,573	EUR	2,170,382	Citibank, N.A.	11/30/21	—	(67,277)

HUF	761,432,575	EUR	2,171,244	Goldman Sachs International	11/30/21	—	(68,274)

HUF	681,994,852	EUR	1,944,891	Standard Chartered Bank	11/30/21	—	(61,343)

EGP	52,200,000	USD	3,174,217	Citibank, N.A.	12/1/21	124,233	—

EGP	52,090,000	USD	3,163,488	Goldman Sachs International	12/2/21	127,182	—

EUR	403,628	PLN	1,851,085	Bank of America, N.A.	12/10/21	3,402	—

EUR	607,457	PLN	2,800,000	UBS AG	12/10/21	1,582	—

PLN	6,813,779	EUR	1,505,974	Citibank, N.A.	12/10/21	—	(35,935)

PLN	8,857,913	EUR	1,958,067	Citibank, N.A.	12/10/21	—	(47,063)

PLN	9,539,291	EUR	2,109,110	Citibank, N.A.	12/10/21	—	(51,172)

PLN	11,809,343	EUR	2,601,454	Citibank, N.A.	12/10/21	—	(52,291)

PLN	13,627,558	EUR	3,009,331	Citibank, N.A.	12/10/21	—	(68,841)

PLN	13,627,558	EUR	3,012,283	Citibank, N.A.	12/10/21	—	(72,257)

PLN	7,000,000	EUR	1,516,520	Standard Chartered Bank	12/10/21	—	(1,498)

PLN	13,627,558	EUR	3,010,817	UBS AG	12/10/21	—	(70,560)

USD	1,396,523	ZAR	20,822,000	Standard Chartered Bank	12/15/21	40,646	—

USD	1,171,643	ZAR	17,478,000	Standard Chartered Bank	12/15/21	33,519	—

EGP	22,875,396	USD	1,422,157	Citibank, N.A.	12/28/21	12,635	—

EGP	25,104,604	USD	1,561,232	Goldman Sachs International	12/28/21	13,381	—

THB	232,090,106	USD	6,997,255	Standard Chartered Bank	1/10/22	—	(5,535)

USD	17,058,572	THB	578,839,999	Standard Chartered Bank	1/10/22	—	(378,998)

UYU	33,244,103	USD	732,992	HSBC Bank USA, N.A.	1/11/22	10,758	—

USD	44,083,419	CNH	286,000,000	Citibank, N.A.	1/20/22	—	(268,789)

UYU	145,591,000	USD	3,248,349	Citibank, N.A.	1/24/22	834	—

HUF	49,215,529	EUR	134,646	Citibank, N.A.	1/25/22	1,576	—

HUF	63,310,895	EUR	173,943	Citibank, N.A.	1/25/22	1,178	—

HUF	18,000,000	EUR	49,511	Citibank, N.A.	1/25/22	269	—

HUF	98,400,000	EUR	270,389	UBS AG	1/25/22	1,783	—

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,085,187	AED	4,000,000	Standard Chartered Bank	1/31/22	$—	$(3,752)

KES	344,850,000	USD	2,919,983	Standard Chartered Bank	2/8/22	117,482	—

UYU	75,026,000	USD	1,659,353	HSBC Bank USA, N.A.	2/9/22	9,896	—

AED	88,000,000	USD	23,957,965	Standard Chartered Bank	2/10/22	—	(1,466)

USD	78,294,208	AED	288,627,683	Standard Chartered Bank	2/10/22	—	(279,756)

KES	377,940,000	USD	3,238,560	ICBC Standard Bank plc	2/23/22	79,625	—

KES	189,130,000	USD	1,619,264	ICBC Standard Bank plc	2/23/22	41,234	—

KES	342,450,000	USD	2,919,437	Standard Chartered Bank	3/2/22	82,639	—

KES	341,700,000	USD	2,919,265	Standard Chartered Bank	3/4/22	74,950	—

KES	345,950,000	USD	2,963,677	Standard Chartered Bank	3/8/22	65,179	—

USD	2,309,368	KES	265,000,000	Standard Chartered Bank	3/8/22	—	(10,756)

BHD	1,325,000	USD	3,503,437	Bank of America, N.A.	3/14/22	5,414	—

SAR	13,700,000	USD	3,649,830	Standard Chartered Bank	3/14/22	132	—

SAR	30,700,000	USD	8,179,316	Standard Chartered Bank	3/14/22	—	(205)

USD	6,701,464	BHD	2,555,000	Bank of America, N.A.	3/14/22	—	(64,661)

USD	13,371,339	SAR	50,898,000	Standard Chartered Bank	3/14/22	—	(188,935)

USD	32,193,679	SAR	122,510,000	Standard Chartered Bank	3/14/22	—	(445,504)

USD	3,538,199	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/16/22	—	(36,747)

USD	3,038,592	BHD	1,171,833	Standard Chartered Bank	3/16/22	—	(64,549)

USD	6,701,258	BHD	2,583,000	Standard Chartered Bank	3/16/22	—	(138,806)

USD	13,404,845	BHD	5,116,000	Standard Chartered Bank	3/16/22	—	(142,878)

USD	14,866,113	SAR	56,350,000	BNP Paribas	3/24/22	—	(145,922)

USD	22,298,945	SAR	84,513,000	HSBC Bank USA, N.A.	3/24/22	—	(215,911)

USD	26,680,048	SAR	101,024,000	Standard Chartered Bank	3/28/22	—	(232,906)

KES	168,900,000	USD	1,444,825	Standard Chartered Bank	4/1/22	26,353	—

UZS	13,647,940,000	USD	1,194,568	ICBC Standard Bank plc	5/6/22	21,160	—

KES	125,900,000	USD	1,112,387	Standard Chartered Bank	5/11/22	—	(24,973)

KES	138,014,000	USD	1,213,310	ICBC Standard Bank plc	5/18/22	—	(22,970)

KES	246,500,000	USD	2,160,386	Standard Chartered Bank	5/20/22	—	(35,247)

KES	250,659,000	USD	2,190,118	Standard Chartered Bank	6/6/22	—	(36,598)

KES	124,110,000	USD	1,085,827	Goldman Sachs International	6/8/22	—	(19,978)

KES	250,440,000	USD	2,190,118	Standard Chartered Bank	6/8/22	—	(39,355)

OMR	6,500,000	USD	16,822,952	Standard Chartered Bank	8/4/22	11,544	—

USD	10,343,133	OMR	4,000,000	Standard Chartered Bank	8/4/22	—	(16,556)

USD	10,343,133	OMR	4,000,000	Standard Chartered Bank	8/4/22	—	(16,556)

USD	14,980,607	OMR	5,793,450	Standard Chartered Bank	8/4/22	—	(23,979)

ZMW	17,920,000	USD	803,587	JPMorgan Chase Bank, N.A.	8/18/22	128,324	—

ZMW	13,087,000	USD	643,096	JPMorgan Chase Bank, N.A.	8/25/22	35,032	—

USD	20,676,936	AED	76,129,895	BNP Paribas	3/6/23	—	(36,398)

USD	81,481,884	AED	300,000,000	Credit Agricole Corporate and Investment Bank	3/6/23	—	(141,772)

USD	138,538,867	AED	510,072,400	Standard Chartered Bank	3/6/23	—	(241,047)

USD	36,781,609	OMR	14,400,000	Standard Chartered Bank	3/13/23	—	(376,870)

USD	10,671,214	BHD	4,061,000	Standard Chartered Bank	3/15/23	—	(26,532)

USD	19,454,755	OMR	7,600,000	Standard Chartered Bank	3/29/23	—	(151,231)

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	$—	$(39,305)

USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	89	—

USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(9,128)

USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(17,660)

USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	700	—

USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(32,243)

						$2,768,470	$(8,114,316)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

11/5/21	COP	15,490,780	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$4,113,614	$(69,228)

11/11/21	COP	28,919,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,679,669	(147,096)

11/12/21	COP	34,691,400	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	9,212,385	(175,524)

11/23/21	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	11,109,119	(236,513)

11/24/21	COP	38,509,890	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	10,226,394	(223,580)

11/24/21	COP	30,981,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,227,239	32,909

11/25/21	COP	12,267,570	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,257,683	(21,634)

11/25/21	COP	26,644,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,075,431	(61,606)

11/25/21	COP	12,350,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,279,732	(9,695)

11/26/21	COP	19,540,390	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	5,188,998	(70,098)

11/26/21	COP	30,981,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,227,239	33,567

11/29/21	COP	50,821,100	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	13,495,666	(7,625)

12/2/21	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	11,109,119	—

12/2/21	COP	33,880,700	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	8,997,102	—

1/3/22	COP	14,897,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,955,934	—

						$(956,123)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

FTSE MIB Index	58	Long	12/17/21	$8,972,001	$397,025

TOPIX Index	44	Long	12/9/21	7,708,675	(92,209)

SGX CNX Nifty Index	(259)	Short	11/25/21	(9,217,680)	223,262

Interest Rate Futures

U.S. Ultra-Long Treasury Bond	109	Long	12/21/21	21,408,281	502,366

Euro-Bund	(338)	Short	12/8/21	(65,689,184)	1,730,940

Euro-Buxl	(126)	Short	12/8/21	(30,439,187)	128,177

U.S. 2-Year Treasury Note	(151)	Short	12/31/21	(33,106,750)	137,289

U.S. 5-Year Treasury Note	(874)	Short	12/31/21	(106,409,500)	1,517,023

U.S. 10-Year Treasury Note	(911)	Short	12/21/21	(119,070,547)	2,047,871

U.S. Long Treasury Bond	(12)	Short	12/21/21	(1,930,125)	29,344

					$6,621,088

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$(190,680)

EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(182,006)

EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(182,007)

EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	374,195

EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	374,195

EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	370,018

USD	20,760	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(1,447,027)

USD	20,760	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(1,447,027)

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	20,750	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	$(1,479,526)

USD	20,760	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(1,482,966)

USD	11,630	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.28% (pays upon termination)	1/28/26	(821,561)

USD	20,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	1,631,912

USD	20,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	1,629,079

USD	20,750	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	1,676,055

USD	20,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	1,676,297

USD	11,630	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.32% (pays upon termination)	1/28/31	934,447

USD	9,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	242,277

USD	9,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	244,854

USD	9,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	244,854

USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(488,070)

USD	9,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(484,572)

USD	9,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(484,572)

							$708,169

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	164,060	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.77% (pays upon termination)	1/3/22	$(392,761)	$—	$(392,761)

BRL	243,243	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	285,984	—	285,984

BRL	818,909	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(1,514,687)	—	(1,514,687)

BRL	1,189,580	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.92% (pays upon termination)	1/3/22	(2,241,418)	—	(2,241,418)

BRL	1,928,281	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	2,168,846	—	2,168,846

CNY	44,764	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	(1,694)	—	(1,694)

CNY	54,356	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	(5,023)	—	(5,023)

CNY	63,948	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	(2,419)	—	(2,419)

CNY	108,712	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	(8,068)	—	(8,068)

CNY	111,909	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	(10,341)	—	(10,341)

CNY	150,310	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	(11,155)	—	(11,155)

COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,018,197	—	1,018,197

COP	10,940,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	177,184	—	177,184

COP	72,092,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	1,273,479	—	1,273,479

COP	7,936,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	156,600	—	156,600

COP	7,936,810	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	153,535	—	153,535

COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(681,292)	—	(681,292)

COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,019,925)	—	(1,019,925)

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	$(1,308,648)	$—	$(1,308,648)

COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(615,254)	—	(615,254)

COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	42,413	—	42,413

COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	48,723	—	48,723

COP	3,307,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	35,978	—	35,978

COP	6,280,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	112,072	(102)	111,970

COP	6,681,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	85,393	—	85,393

COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	154,555	—	154,555

COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	144,647	—	144,647

COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	118,401	—	118,401

COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	148,026	—	148,026

COP	8,996,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	146,881	—	146,881

COP	11,377,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	147,277	—	147,277

COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(27,957)	—	(27,957)

COP	13,085,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	206,918	—	206,918

COP	13,905,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	144,104	—	144,104

COP	14,717,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	135,122	—	135,122

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	$272,527	$—	$272,527

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	261,856	—	261,856

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	242,037	—	242,037

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	229,843	—	229,843

COP	15,492,290	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.81% (pays quarterly)	11/26/25	156,571	—	156,571

COP	15,965,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	267,246	—	267,246

COP	26,646,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	254,395	—	254,395

COP	30,984,585	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	321,106	—	321,106

COP	30,984,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	338,631	—	338,631

COP	38,665,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	645,278	—	645,278

COP	78,091,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,304,914	—	1,304,914

COP	25,188,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	392,801	—	392,801

COP	26,964,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	401,174	—	401,174

COP	4,923,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	99,388	—	99,388

COP	6,893,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	140,152	—	140,152

COP	7,706,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	156,122	—	156,122

EUR	4,200	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(125,904)	46,906	(78,998)

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	6,627	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	$24,616	$20,998	$45,614

EUR	7,000	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	153,217	(7)	153,210

EUR	4,728	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	145,800	2	145,802

EUR	7,054	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	97,382	4	97,386

GBP	31,546	Receives	1-day Sterling Overnight Index Average (pays annually)	0.54% (pays annually)	9/15/26	1,040,345	(565)	1,039,780

GBP	31,550	Receives	1-day Sterling Overnight Index Average (pays annually)	0.54% (pays annually)	9/15/26	1,041,320	(565)	1,040,755

GBP	43,454	Receives	1-day Sterling Overnight Index Average (pays annually)	0.54% (pays annually)	9/15/26	1,424,385	(784)	1,423,601

GBP	25,420	Receives	1-day Sterling Overnight Index Average (pays annually)	0.87% (pays annually)	10/14/26	304,837	(767)	304,070

GBP	26,380	Receives	1-day Sterling Overnight Index Average (pays annually)	0.87% (pays annually)	10/14/26	314,420	(797)	313,623

KRW	67,516,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(331,368)	—	(331,368)

KRW	106,378,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(532,068)	—	(532,068)

KRW	154,705,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(774,951)	—	(774,951)

MXN	917,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.96% (pays monthly)	6/24/25	(631,464)	—	(631,464)

MXN	917,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.91% (pays monthly)	6/25/25	(667,677)	—	(667,677)

MXN	723,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.60% (pays monthly)	7/8/26	(1,281,072)	—	(1,281,072)

PLN	26,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	49,607	—	49,607

PLN	82,460	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	161,269	—	161,269

PLN	34,400	Receives	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	10/4/31	341,099	—	341,099

PLN	13,530	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	121,062	—	121,062

PLN	13,850	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	123,925	—	123,925

PLN	30,760	Receives	6-month PLN WIBOR (pays semi-annually)	2.68% (pays annually)	10/22/31	61,222	—	61,222

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	14,140	Receives	6-month PLN WIBOR (pays semi-annually)	2.67% (pays annually)	10/25/31	$31,707	$—	$31,707

PLN	21,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	10/25/31	19,402	—	19,402

TWD	320,248	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	1,501	—	1,501

TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	(11,194)	—	(11,194)

TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	3,001	—	3,001

TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	(8,821)	—	(8,821)

TWD	858,264	Receives	3-month TWD TAIBOR (pays quarterly)	0.89% (pays quarterly)	11/2/26	(27,654)	—	(27,654)

USD	3,700	Receives	3-month USD-LIBOR (pays quarterly)	0.52% (pays semi-annually)	3/19/23	(4,699)	—	(4,699)

USD	2,300	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/3/23	(317)	—	(317)

USD	1,688	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(59,496)	—	(59,496)

USD	3,880	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(89,271)	—	(89,271)

USD	4,760	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(111,038)	—	(111,038)

USD	775	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(14,935)	—	(14,935)

USD	2,344	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(42,933)	—	(42,933)

USD	4,650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(74,697)	—	(74,697)

USD	780	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(12,707)	—	(12,707)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(9,513)	—	(9,513)

USD	740	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	4,041	—	4,041

USD	14,720	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	(149,938)	—	(149,938)

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/18/25	14,505	—	14,505

USD	1,990	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	6/12/25	42,765	—	42,765

USD	7,257	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	169,039	—	169,039

USD	37,400	Receives	3-month USD-LIBOR (pays quarterly)	1.25% (pays semi-annually)	6/30/25	195,206	—	195,206

USD	18,654	Receives	3-month USD-LIBOR (pays quarterly)	1.28% (pays semi-annually)	7/3/25	86,255	—	86,255

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	18,746		Receives	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	7/3/25	$93,096	$—	$93,096

USD	2,580		Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	69,771	—	69,771

USD	760		Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	7/15/25	20,252	—	20,252

USD	15,783		Receives	3-month USD-LIBOR (pays quarterly)	0.89% (pays semi-annually)	7/15/26	187,553	—	187,553

USD	16,217		Receives	3-month USD-LIBOR (pays quarterly)	0.92% (pays semi-annually)	7/15/26	167,204	—	167,204

USD	33,064		Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(1,030,443)	—	(1,030,443)

USD	32,860		Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	(724,789)	—	(724,789)

USD	14,560		Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	6/5/30	856,844	—	856,844

USD	0	(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	(24)	11	(13)

USD	0	(1)	Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	31	(26)	5

USD	1,500		Receives	3-month USD-LIBOR (pays quarterly)	1.83% (pays semi-annually)	11/22/49	(45,894)	—	(45,894)

USD	770		Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(41,941)	—	(41,941)

USD	1,063		Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(47,308)	—	(47,308)

Total							$5,062,297	$64,308	$5,126,605

(1)	Notional amount is less than USD 500.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$41,115	1.00% (pays quarterly)(1)	12/20/26	2.45%	$(2,813,097)	$2,670,073	$(143,024)

Turkey	7,810	1.00% (pays quarterly)(1)	12/20/21	2.69	(9,870)	41,264	31,394

Total	$48,925				$(2,822,967)	$2,711,337	$(111,630)

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$81,600	1.00% (pays quarterly)(1)	12/20/26	$(1,956,374)	$2,272,360	$315,986

Markit CDX Emerging Markets Index (CDX.EM.31.V2)	2,820	1.00% (pays quarterly)(1)	6/20/24	7,477	(43,513)	(36,036)

Markit CDX Investment Grade Index (CDX.NA.IG.37.V1)	209,500	1.00% (pays quarterly)(1)	12/20/26	(5,207,517)	4,787,883	(419,634)

Mexico	6,730	1.00% (pays quarterly)(1)	12/20/26	3,758	41,759	45,517

Philippines	21,600	1.00% (pays quarterly)(1)	12/20/26	(481,540)	618,493	136,953

Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(236,027)	48,844	(187,183)

Qatar	7,630	1.00% (pays quarterly)(1)	12/20/26	(222,144)	229,317	7,173

Russia	149,000	1.00% (pays quarterly)(1)	12/20/26	(1,435,760)	1,162,428	(273,332)

Saudi Arabia	10,950	1.00% (pays quarterly)(1)	12/20/26	(281,301)	275,192	(6,109)

South Africa	40,420	1.00% (pays quarterly)(1)	12/20/26	2,108,572	(1,928,597)	179,975

South Africa	23,540	1.00% (pays quarterly)(1)	6/20/29	2,572,800	(2,950,556)	(377,756)

South Africa	65,930	1.00% (pays quarterly)(1)	6/20/31	9,761,470	(8,544,625)	1,216,845

Turkey	68,490	1.00% (pays quarterly)(1)	12/20/26	10,392,417	(8,769,618)	1,622,799

Total				$15,025,831	$(12,800,633)	$2,225,198

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	Barclays Bank PLC	$8,600	1.00% (pays quarterly)(1)	12/20/26	1.03%	$(4,705)	$(10,558)	$(15,263)

Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	6/20/24	0.57	113,378	(71,628)	41,750

Vietnam	Goldman Sachs International	3,100	1.00% (pays quarterly)(1)	12/20/26	1.03	(1,610)	(4,954)	(6,564)

Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)	12/20/26	1.03	(821)	—	(821)

Total		$22,300				$106,242	$(87,140)	$19,102

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Dubai	Barclays Bank PLC	$5,058	1.00% (pays quarterly)(1)	12/20/24	$(66,487)	$(52,750)	$(119,237)

Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(44,171)	(34,980)	(79,151)

Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	(42,598)	(131,770)	(174,368)

Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	(2,108)	(203,769)	(205,877)

Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(70,450)	(2,698)	(73,148)

Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(71,991)	763	(71,228)

Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(224,128)	9,515	(214,613)

Saudi Arabia	Barclays Bank PLC	21,084	1.00% (pays quarterly)(1)	6/20/31	(234,304)	(374,243)	(608,547)

Saudi Arabia	Goldman Sachs International	33,090	1.00% (pays quarterly)(1)	12/20/31	(324,806)	90,304	(234,502)

South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,639,181	(1,640,104)	(923)

Total					$558,138	$(2,339,732)	$(1,781,594)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $71,225,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	59,500	Excess Return on Bloomberg Commodity ex-Natural Gas Index 4 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.24% (pays upon termination)	11/4/21	$(666,171)

Citibank, N.A.	USD	51,100	Excess Return on Bloomberg Commodity ex-Natural Gas Index 5 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.25% (pays upon termination)	11/4/21	(613,106)

Citibank, N.A.	USD	127,600	Excess Return on Bloomberg Commodity ex-Natural Gas Index 5 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.25% (pays upon termination)	11/4/21	(1,530,965)

Citibank, N.A.	USD	45,400	Excess Return on Bloomberg Commodity ex-Natural Gas Index 6 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.26% (pays upon termination)	11/4/21	(603,338)

Citibank, N.A.	KRW	24,750	Negative Return on KOSPI 200 Index Futures 12/2021 (pays upon termination)	Positive Return on KOSPI 200 Index Futures 12/2021 (pays upon termination)	12/9/21	467,186

						$(2,946,394)

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Abbreviations:

ADR	–	American Depositary Receipt

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment in Kind

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ISK	–	Icelandic Krona

KES	–	Kenyan Shilling

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

THB	–	Thai Baht

TWD	–	New Taiwan Dollar

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

ZMW	–	Zambian Kwacha

53	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2021

Unaffiliated investments, at value (identified cost, $2,114,383,022)	$2,096,738,978

Affiliated investment, at value (identified cost, $316,227,582)	316,227,582

Cash	73,307,743

Deposits for derivatives collateral —

Centrally cleared derivatives	91,493,216

OTC derivatives	3,442,124

Foreign currency, at value (identified cost, $26,373,786)	26,435,797

Interest and dividends receivable	34,097,542

Dividends receivable from affiliated investment	18,153

Receivable for investments sold	2,585,258

Receivable for variation margin on open futures contracts	490,671

Receivable for variation margin on open centrally cleared derivatives	6,271,154

Receivable for open forward foreign currency exchange contracts	2,768,470

Receivable for open swap contracts	508,936

Upfront payments on open non-centrally cleared swap contracts	2,527,454

Receivable for open non-deliverable bond forward contracts	66,476

Receivable for closed non-deliverable bond forward contracts	430,378

Receivable from broker	6,672,545

Total assets	$2,664,082,477

Liabilities

Cash collateral due to brokers	$600,000

Payable for investments purchased	1,292,906

Payable for closed purchased swaptions	1,284,303

Payable for securities sold short, at value (proceeds, $75,448,441)	76,819,118

Payable for open forward foreign currency exchange contracts	8,114,316

Payable for open swap contracts	5,217,822

Upfront receipts on open non-centrally cleared swap contracts	100,582

Payable for open non-deliverable bond forward contracts	1,022,599

Payable for closed non-deliverable bond forward contracts	1,407,780

Payable to affiliates:

Investment adviser fee	1,320,910

Trustees’ fees	9,222

Interest payable on securities sold short	679,596

Accrued foreign capital gains taxes	472,127

Accrued expenses and other liabilities	1,877,311

Total liabilities	$100,218,592

Net Assets applicable to investors’ interest in Portfolio	$2,563,863,885

54	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2021

Interest (net of foreign taxes, $6,788,942)	$157,970,212

Dividends (net of foreign taxes, $63,872)	2,152,201

Dividends from affiliated investment	463,596

Total investment income	$160,586,009

Expenses

Investment adviser fee	$17,051,619

Trustees’ fees and expenses	108,500

Custodian fee	1,805,002

Legal and accounting services	343,975

Interest expense and fees	157,634

Interest and dividend expense on securities sold short	1,641,128

Miscellaneous	115,356

Total expenses	$21,223,214

Net investment income	$139,362,795

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $169,979)	$65,604,167

Investment transactions — affiliated investment	10,700

Written options	300,773

Securities sold short	(1,386,950)

Futures contracts	11,824,679

Swap contracts	(20,986,096)

Forward commodity contracts	(3,532,864)

Foreign currency transactions	746,124

Forward foreign currency exchange contracts	(44,367,778)

Non-deliverable bond forward contracts	(11,544,026)

Net realized loss	$(3,331,271)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $65,279)	$(25,148,193)

Investments — affiliated investment	(10,925)

Securities sold short	(4,757,082)

Futures contracts	6,303,091

Swap contracts	18,372,478

Forward commodity contracts	2,375,840

Foreign currency	236,855

Forward foreign currency exchange contracts	3,145,599

Non-deliverable bond forward contracts	(956,123)

Net change in unrealized appreciation (depreciation)	$(438,460)

Net realized and unrealized loss	$(3,769,731)

Net increase in net assets from operations	$135,593,064

55	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$139,362,795	$150,161,988

Net realized loss	(3,331,271)	(18,100,685)

Net change in unrealized appreciation (depreciation)	(438,460)	(10,578,798)

Net increase in net assets from operations	$135,593,064	$121,482,505

Capital transactions —

Contributions	$152,014,236	$163,502,210

Withdrawals	(889,472,377)	(678,982,536)

Net decrease in net assets from capital transactions	$(737,458,141)	$(515,480,326)

Net decrease in net assets	$(601,865,077)	$(393,997,821)

Net Assets

At beginning of year	$3,165,728,962	$3,559,726,783

At end of year	$2,563,863,885	$3,165,728,962

56	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.70%	0.66%	0.65%	0.70%	0.64%

Net investment income	4.60%	4.53%	5.41%	4.64%	4.14%

Portfolio Turnover	88%	81%	61%	78%	74%

Total Return	4.52%	4.03%	6.56%	(2.60)%	3.93%

Net assets, end of year (000’s omitted)	$2,563,864	$3,165,729	$3,559,727	$4,864,519	$5,484,065

(1)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.06%, 0.01%, 0.01%, 0.04% and 0.03% of average daily net assets for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

57	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2021

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2021, Eaton Vance Global Macro Absolute Return Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.6% and 0.4%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2021 were $70,053,883 or 2.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

58

Global Macro Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio’s financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

59

Global Macro Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to

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reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio and Subsidiary entered into new investment advisory agreements (the “New Agreements”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreements (and the Portfolio’s and Subsidiary’s investment advisory agreements with BMR in effect prior to March 1, 2021), the Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.615%

$500 million but less than $1 billion	0.595%

$1 billion but less than $1.5 billion	0.575%

$1.5 billion but less than $2 billion	0.555%

$2 billion but less than $3 billion	0.520%

$3 billion and over	0.490%

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In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2021, the Portfolio’s investment adviser fee amounted to $17,051,619 or 0.56% of the Portfolio’s consolidated average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

During the year ended October 31, 2021, BMR reimbursed the Portfolio $12,664 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,626,821,531	$2,093,037,953

U.S. Government and Agency Securities	—	21,967,762

	$1,626,821,531	$2,115,005,715

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,575,208,814

Gross unrealized appreciation	$60,061,535

Gross unrealized depreciation	(229,051,997)

Net unrealized depreciation	$(168,990,462)

5  Restricted Securities

At October 31, 2021, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$4,400,000	$4,015,785

Sussex Capital, Ltd., Series 16, Preference Shares	6/1/21	5,500	5,500,000	5,227,006

Total Restricted Securities			$9,900,000	$9,242,791

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6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, forward commodity contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2021 is included in the Consolidated Portfolio of Investments. At October 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $13,638,674. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $34,654,887 at October 31, 2021.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2021. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its

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counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2021 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price		Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—		$—	$488,819	$488,819

Not applicable	—	24,846,494 *	620,287	*	25,273,870 *	35,246,248 *	85,986,899

Receivable for open forward foreign currency exchange contracts	—	—	—		2,768,470	—	2,768,470

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	1,752,559	467,186		—	—	2,219,745

Receivable for open non-deliverable bond forward contracts	—	—	—		—	66,476	66,476

Total Asset Derivatives	$—	$26,599,053	$1,087,473		$28,042,340	$35,801,543	$91,530,409

Derivatives not subject to master netting or similar agreements	$—	$24,846,494	$620,287		$25,273,870	$35,246,248	$85,986,899

Total Asset Derivatives subject to master netting or similar agreements	$—	$1,752,559	$467,186		$2,768,470	$555,295	$5,543,510

Not applicable	$—	$(12,643,630)*	$(92,209	)*	$(9,248,672)*	$(23,382,772)*	$(45,367,283)

Payable for open forward foreign currency exchange contracts	—	—	—		(8,114,316)	—	(8,114,316)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(3,413,580)	(1,088,179)	—		—	—	(4,501,759)

Payable for open non-deliverable bond forward contracts	—	—	—		—	(1,022,599)	(1,022,599)

Total Liability Derivatives	$(3,413,580)	$(13,731,809)	$(92,209)		$(17,362,988)	$(24,405,371)	$(59,005,957)

Derivatives not subject to master netting or similar agreements	$—	$(12,643,630)	$(92,209)		$(9,248,672)	$(23,382,772)	$(45,367,283)

Total Liability Derivatives subject to master netting or similar agreements	$(3,413,580)	$(1,088,179)	$—		$(8,114,316)	$(1,022,599)	$(13,638,674)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$1,203,868	$(1,203,868)	$—	$—	$—	$—

Citibank, N.A.	687,294	(687,294)	—	—	—	—

Deutsche Bank AG	25,335	—	—	—	25,335	—

Goldman Sachs International	2,248,995	(1,465,906)	—	(410,000)	373,089	410,000

HSBC Bank USA, N.A.	85,569	(85,569)	—	—	—	—

ICBC Standard Bank plc	187,671	(22,970)	—	—	164,701	—

JPMorgan Chase Bank, N.A.	174,711	—	—	(174,711)	—	190,000

Standard Chartered Bank	926,702	(926,702)	—	—	—	—

UBS AG	3,365	(3,365)	—	—	—	—

	$5,543,510	$(4,395,674)	$—	$(584,711)	$563,125	$600,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(1,294,142)	$1,203,868	$90,274	$—	$—	$—

Barclays Bank PLC	(349,667)	—	293,981	—	(55,686)	—

BNP Paribas	(643,279)	—	643,279	—	—	—

Citibank, N.A.	(4,578,457)	687,294	3,891,163	—	—	2,842,124

Credit Agricole Corporate and Investment Bank	(178,519)	—	97,994	—	(80,525)	—

Goldman Sachs International	(1,465,906)	1,465,906	—	—	—	—

HSBC Bank USA, N.A.	(217,909)	85,569	111,000	—	(21,340)	—

ICBC Standard Bank plc	(22,970)	22,970	—	—	—	—

Nomura International PLC	(224,949)	—	224,949	—	—	—

Standard Chartered Bank	(4,592,316)	926,702	3,665,614	—	—	—

UBS AG	(70,560)	3,365	—	—	(67,195)	—

	$(13,638,674)	$4,395,674	$9,018,254	$—	$(224,746)	$2,842,124

Total — Deposits for derivatives collateral — OTC derivatives						$3,442,124

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Global Macro Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2021 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$—	$(838,980)	$—	$(838,980)

Written options	—	—	—	300,773	—	300,773

Futures contracts	1,026,956	—	3,923,641	—	6,874,082	11,824,679

Swap contracts	5,926,324	(32,588,526)	4,213,977	—	1,462,129	(20,986,096)

Forward commodity contracts	(3,532,864)	—	—	—	—	(3,532,864)

Forward foreign currency exchange contracts	—	—	—	(44,367,778)	—	(44,367,778)

Non-deliverable bond forward contracts	—	—	—	—	(11,544,026)	(11,544,026)

Total	$3,420,416	$(32,588,526)	$8,137,618	$(44,905,985)	$(3,207,815)	$(69,144,292)

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$—	$—	$(4,064,327)	$(4,064,327)

Futures contracts	(557,045)	—	1,121,412	—	5,738,724	6,303,091

Swap contracts	(6,069,808)	(2,822,342)	647,716	—	26,616,912	18,372,478

Forward commodity contracts	2,375,840	—	—	—	—	2,375,840

Forward foreign currency exchange contracts	—	—	—	3,145,599	—	3,145,599

Non-deliverable bond forward contracts	—	—	—	—	(956,123)	(956,123)

Total	$(4,251,013)	$(2,822,342)	$1,769,128	$3,145,599	$27,335,186	$25,176,558

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts

$71,272,000	$349,461,000	$15,815,000	$4,569,398,000	$104,773,000

Purchased Swaptions	Purchased Call Options	Swap Contracts

$106,344,000	$762,223,000	$3,391,381,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the year ended October 31, 2021, which are indicative of the volume of these derivative types, were approximately $50,357,000 and $15,152,000, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated

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Global Macro Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2021.

8  Investments in Affiliated Funds

At October 31, 2021, the value of the Portfolio’s investment in affiliated funds was $316,227,582, which represents 12.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$490,405,962	$2,343,725,460	$(2,517,903,615)	$10,700	$(10,925)	$316,227,582	$463,596	316,227,582

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

68

Global Macro Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

At October 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$20,768,016	$—	$20,768,016

Collateralized Mortgage Obligations	—	11,636,000	—	11,636,000

U.S. Government Agency Mortgage-Backed Securities	—	58,619,225	—	58,619,225

U.S. Government Guaranteed Small Business Administration Loans	—	19,484,542	—	19,484,542

Convertible Bonds	—	6,184,577	—	6,184,577

Foreign Corporate Bonds	—	153,940,183	0	153,940,183

Loan Participation Notes	—	—	51,240,311	51,240,311

Senior Floating-Rate Loans	—	—	684,110	684,110

Sovereign Government Bonds	—	1,114,327,727	—	1,114,327,727

Sovereign Loans	—	115,103,968	—	115,103,968

Common Stocks	13,105,788	56,711,712 *	273,212	70,090,712

Reinsurance Side Cars	—	—	12,777,091	12,777,091

Warrants	46,526	—	—	46,526

Short-Term Investments —

Affiliated Fund	—	316,227,582	—	316,227,582

Repurchase Agreements	—	81,395,437	—	81,395,437

Sovereign Government Securities	—	175,067,074	—	175,067,074

U.S. Treasury Obligations	—	204,884,660	—	204,884,660

Purchased Interest Rate Swaptions	—	80,503	—	80,503

Purchased Call Options	—	408,316	—	408,316

Total Investments	$13,152,314	$2,334,839,522	$64,974,724	$2,412,966,560

Forward Foreign Currency Exchange Contracts	$—	$28,042,340	$—	$28,042,340

Non-deliverable Bond Forward Contracts	—	66,476	—	66,476

Futures Contracts	6,093,010	620,287	—	6,713,297

Swap Contracts	—	56,219,477	—	56,219,477

Total	$19,245,324	$2,419,788,102	$64,974,724	$2,504,008,150

Liability Description

Securities Sold Short	$—	$(76,819,118)	$—	$(76,819,118)

Forward Foreign Currency Exchange Contracts	—	(17,362,988)	—	(17,362,988)

Non-deliverable Bond Forward Contracts	—	(1,022,599)	—	(1,022,599)

Futures Contracts	—	(92,209)	—	(92,209)

Swap Contracts	—	(40,528,161)	—	(40,528,161)

Total	$—	$(135,825,075)	$—	$(135,825,075)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

69

Global Macro Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Senior Floating- Rate Loans	Investments in Common Stocks	Investments in Reinsurance Side Cars*	Total

Balance as of October 31, 2020	$0	$36,524,211	$967,250	$—	$—	$37,491,461

Realized gains (losses)	—	—	(503,673)	—	—	(503,673)

Change in net unrealized appreciation (depreciation)	—	(2,872,680)	857,750	—	(622,909)	(2,637,839)

Cost of purchases	—	18,013,705	684,110	273,212	13,400,000	32,371,027

Proceeds from sales, including return of capital	—	—	(1,321,327)	—	—	(1,321,327)

Accrued discount (premium)	—	(424,925)	—	—	—	(424,925)

Transfers to Level 3	—	—	—	—	—	—

Transfers from Level 3	—	—	—	—	—	—

Balance as of October 31, 2021	$0	$51,240,311	$684,110	$273,212	$12,777,091	$64,974,724

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2021	$—	$(2,872,680)	$—	$—	$(622,909)	$(3,495,589)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2021:

Type of Investment	Fair Value as of October 31, 2021	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase

Loan Participation Notes	51,240,311	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.93%	Decrease

Senior Floating-Rate Loans	684,110	Market Approach	Discount Rate	10%	Decrease

Common Stocks	273,212	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

70

Global Macro Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

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Eaton Vance

Global Macro Portfolio

October 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2021, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2021, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 22, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

72

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

73

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 137 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust and Portfolio, and his former position with EVC, which was an affiliate of the Trust and Portfolio prior to March 1, 2021.

Other Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

74

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

75

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

76

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

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Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041    10.31.21

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant not has amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/20	10/31/21
Audit Fees	$126,369	$133,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$47,848	$40,098
All Other Fees(3)	$0	$0

Total	$174,217	$173,398

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/20	10/31/21
Registrant	$47,848	$40,098
Eaton Vance(1)	$51,800	$51,800

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 23, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 23, 2021